SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
AccountingPoliciesLineItems [Line Items]
Cash	$ 24,274	$ 100,678
Net loss	3,074,964	5,137,332
Working capital deficit	4,586,051
FDIC amount	250,000
Convertible notes payable	405,305
Accumulated deficit	(40,217,906)	$ (37,142,942)
Accounting Standards Update 2020-06 [Member]
AccountingPoliciesLineItems [Line Items]
Accumulated deficit	$ 405,305